INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS AND GOODWILL, NET
INTANGIBLE ASSETS AND GOODWILL, NET

11          INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets -

The movement of intangible assets with limited useful life for the years ended December 31, 2019, 2018 and 2017 was as follows:

	Client		Fund			Intangible
	relationships	Brand	manager	Relationships	Software and	in
Description	(i)	name (ii)	contract (iii)	with holders	developments	progress	Other	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	403,607	258,928	95,527	21,100	2,173,302	427,028	26,841	3,406,333	3,090,365	2,789,435
Additions	—	—	—	—	101,503	270,454	—	371,957	419,789	271,722
Acquisition of business, Note 2(a)	18,462	1,164	4,298	—	79,165	—	23,039	126,128	—	—
Transfers	—	—	—	—	357,432	(357,432)	—	—	—	—
Disposals and others	(43,173)	(66,845)	(5,682)	—	(6,841)	23,297	(185)	(99,429)	(103,821)	29,208
Balances at December 31	378,896	193,247	94,143	21,100	2,704,561	363,347	49,695	3,804,989	3,406,333	3,090,365

Accumulated amortization -
Balance at January 1	257,580	120,425	7,072	16,703	1,513,340	—	26,841	1,941,961	1,747,475	1,464,894
Amortization of the year	27,229	7,041	4,396	3,516	266,338	—	446	308,966	258,984	241,080
Acquisition of business, Note 2(a)	—	—	—	—	3,104	—	—	3,104	—	—
Disposals and others	(40,858)	(66,823)	973	—	(8,599)	—	—	(115,307)	(64,498)	41,501
Balance at December 31	243,951	60,643	12,441	20,219	1,774,183	—	27,287	2,138,724	1,941,961	1,747,475

Net carrying amount	134,945	132,604	81,702	881	930,378	363,347	22,408	1,666,265	1,464,372	1,342,890

During the year 2019, the Group has made disbursements mainly related with the implementation and development of various IT projects such as DataLake, Holístico, SpotLigth, DWH, Operating Model, Client 360, Connex, Mainframe, Kalignite NDC, Small and medium businesses (PYME, from spanish acronym) Loans Online, Information Cube and others (Business Integration, DWH - Modelo Lineal I15, Credit Card, Customer Identity and Access Management, DWH - Operative Model, Yape and others during the year 2018).

Also, during the year 2019, the activation of various intangibles in progress was carried out, mainly the DataLake system for a total cost of US$19.7 million, equivalent to S/64.9 million. This system manages the Bank's customer database and provides various financial reports.

(i)	Client relationships -

This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	82,322	94,670
Credicorp Capital Holding Chile - Inversiones IMT	19,333	22,776
Mibanco	15,036	27,065
Ultraserfinco	13,400	—
Culqi	2,550	—
Tenpo	2,304	—
Mibanco - Edyficar Perú	—	1,516
Net carrying amount	134,945	146,027

(ii)	Brand name -

This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Mibanco	131,440	138,268
Culqi	1,164	—
Credicorp Capital Holding Chile - Inversiones IMT	—	235
Net carrying amount	132,604	138,503

(iii)	Fund management contract -

This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Credicorp Capital Colombia	42,352	47,886
Credicorp Capital Holding Chile - Inversiones IMT	34,997	40,569
Ultrasefinco S.A.	4,353	—
Net carrying amount	81,702	88,455

Management has assessed at each reporting date that there was no indication that customer relationships, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2019	2018
	S/(000)	S/(000)
Mibanco - Edyficar Perú	273,694	273,694
Banco Compartir S.A.	212,085	—
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	72,134	74,391
Banco de Crédito del Perú	52,359	52,359
Ultraserfinco S.A.	45,339	—
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	23,051	—
Multicaja Prepago S.A.	12,943	—
Compañía Incubadora de Soluciones Móviles S.A.	3,518	—
Crediseguro Seguros Personales	96	96
Net carrying amount	886,009	591,330

The recoverable amount of all of the CGUs has been determined based on the calculations of the fair value less selling costs, which is the present value of the discounted cash flows determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Goodwill balance from Credicorp Holding Colombia (due to the acquisition of Credicorp Capital Colombia S.A, Banco Compartir S.A. and Ultraserfinco S.A.) and Krealo SpA (due to the acquisition of Tenpo SpA and Multicaja Prepago S.A.) are affected by the volatility effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd and subsidiaries.

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2019 and 2018:

	At December 31, 2019
	Terminal
	value growth
Description	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.35
Prima AFP - AFP Unión Vida	1.00	11.63
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	11.19
Pacífico Seguros (*)	5.00	10.72 and 12.00
Atlantic Security Holding Corporation	2.00	11.41

	At December 31, 2018
Description	Terminal
	value growth
	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	14.18
Prima AFP - AFP Unión Vida	1.00	10.73
Credicorp Capital Colombia	3.80	14.65
Banco de Crédito del Perú	5.00	11.15
Pacífico Seguros (*)	5.00	12.05 and 14.00
Atlantic Security Holding Corporation	2.00	10.07

(*)As of December 31, 2019 and 2018, corresponds to the discount rates used to determine the recoverable value for the general and life insurance business lines cash flows.

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on historic performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

Discount rates represent the current market assessment of the specific risks to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors adjusted by the debt structure of each CGU and country and market specific risk premiums to each CGU. The beta factors are evaluated annually based on publicly available market data.

During the year 2019, the Group did not recorded any impairment loss. During the year 2018, the Group recorded a gross impairment loss amounting to S/38.2 million, as a result of the assessment of the recoverable amount of the CGU “Inversiones IMT”, decreasing in relation to prior years due to the lower revenues generated compared to those originally budgeted by Management and for the changes expected in the payment of taxes attributable to the parent company resulting from the tax law reform presented in Chile.

The key assumptions described above may change if the conditions of the economy and market change.  At December 31, 2019 and 2018, the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.